Note 10 - Non-trading financial assets mandatorily at fair value throug profit or loss (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Non trading financial assets mandatory at fair value through profit or loss Abstract
Equity Instruments Mandatorily Measured At Fair Value	€ 3,711	€ 3,095
Debt Securities At Fair Vale Mandatorily Measured At Fair Value	155	237
Loans And Advances To Customers Mandatorily Measured At Fair Value	1,052	1,803
Total Non Trading Financial Assets Mandatorily Measured At Fair Value Through Profit or Loss	€ 4,918	€ 5,135